KEY MANAGEMENT COMPENSATION	12 Months Ended
Dec. 31, 2020
Key Management Compensation [Abstract]
KEY MANAGEMENT COMPENSATION [Text Block]

9. KEY MANAGEMENT COMPENSATION

The Company's related parties include its directors and officers, who are the key management of the Company.  The remuneration of key management was as follows:

For the year ended December 31,	2020	2019
	$	$
Salaries and director fees	968,769	832,566
Share-based payments	520,255	367,133

KEY MANAGEMENT COMPENSATION	1,489,024	1,199,699

Share-based payments represent the fair value of stock options previously granted to directors and officers that was recognized in the Company's consolidated financial statements during the years presented above.

During the year ended December 31, 2020, a director of the Company was indirectly paid $270,000 for marketing and financial advisory services.